ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS (Narrative) (Details) (USD $)	Oct. 31, 2014	Apr. 30, 2014
Advance to suppliers	$ 864,471	$ 0
Advance from customers	$ 715,600	$ 0
Annual Minimum Order Quantity	400,000